GEOGRAPHIC AND CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC AND CUSTOMER INFORMATION
NOTE 16: -	GEOGRAPHIC AND CUSTOMER INFORMATION

a.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2023	2022	2021

Europe, Middle East and Africa (*)	$18,986	$3,225	$2,570
Asia Pacific	394	739	538
North America (**)	1,496	2,062	2,358

	$20,876	$6,026	$5,466

(*)	Includes revenues from Germany in the amount of $18,758, $3,034 and $2,491 in the years ended December 31, 2023, 2022 and 2021, respectively.

(**)	Includes revenues from United States only.

b.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets, net) are located as follows:

	Year ended December 31,
	2023	2022

Israel	$50,318	$56,424
United States	8	50
Germany	909	929
Others	21	13

	$51,256	$57,416

c.	Customers accounted for over 10% of revenues:

For the year ended 2023, Customer A and Customer B accounted for 48% and 47% of revenues, respectively.

For the year ended 2022, Customer B accounted for 77% of revenues.

For the year ended 2021, Customer B accounted for 82% of revenues.

d.	Concentration of credit risk from major customers customers:

As of December 31, 2023, Customer B accounted for approximately 91% of the Company’s trade receivables.

As of December 31, 2022, Customer B accounted for approximately 89% of the Company’s trade receivables.